As filed with the Securities and Exchange Commission on January 7, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22997

Oaktree Funds
(Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor

Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

John Sweeney

President

Oaktree Funds

333 South Grand Avenue, 28th Floor

Los Angeles, CA 90071
(Name and address of agent for service)

(855) 625-3863

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

Oaktree Funds	1

Shareholder Letter

Dear Shareholders,

Since the founding of Oaktree Capital Management, L.P. (“Oaktree”) in 1995, we have served our institutional clients by investing in less efficient markets and alternative investments. We are defined by our six investment philosophies and guided by our business principles, believing excellent performance can only be achieved through superior knowledge of companies and their securities, not through attempts at predicting what is in store for the economy, interest rates or the securities markets. On December 16, 2014, we launched Oaktree Funds, our mutual fund complex, in an effort to offer our investment strategies in a more accessible investment vehicle. It is with pride that Oaktree delivers this inaugural Oaktree Funds Annual Report.

Our first reporting period was a volatile time in global finance. Investor sentiment fluctuated as the markets digested uncertain Chinese economic data, turmoil in emerging markets, downward pressures on commodities and the Federal Reserve’s decision to keep the first interest rate increase on hold. October ended the period with one of the most significant rallies in the last four years, resulting in the S&P 500 Index1 and the U.S. 10-Year Treasury outperforming the MSCI World Index2 (global equities) and the Barclays Global Aggregate Index3 (global bonds), on a period-to-date basis.

OAKTREE HIGH YIELD BOND FUND COMMENTARY

The fiscal period ended October 31, 2015 (starting with the commencement of operations on December 16, 2014) was a below coupon period for global high yield bonds, with the Fund’s benchmark, the BofA Merill Lynch Developed Markets High Yield Constrained Index6 up 2.75%. The Fund’s Institutional Class generated a similar return to the benchmark, earning 2.85% over the same period.

Although the first two weeks of the fiscal period were strong, the ten month period in 2015 was a challenging time for high yield bonds. In particular, the energy and metals and mining sectors came under significant selling pressure in 2015, roiled by depressed commodity prices. Reflecting a flight to quality, the first ten months of 2015 was also a difficult period for lower quality securities, with lower rated bonds underperforming their higher rated counterparts.

The portfolio is defensively positioned, built to preserve capital in the event of a market downturn. Over the years, we have come to realize that the key to long-term success is managing credit risk, avoiding dangerous concentrations and minimizing defaults in the portfolio.

OAKTREE EMERGING MARKETS EQUITY FUND COMMENTARY

Emerging markets traded within a volatile range before ending significantly down during the fiscal period ended October 31, 2015. Emerging markets faced a number of significant headwinds during this period, including a strengthening U.S. dollar, weak growth in global trade, concerns about slowing Chinese economic growth, weak commodity prices and a number of country-specific issues. The U.S. dollar appreciated 9% against the developed market DXY Index4 during this period, and most emerging markets currencies lost value. Decelerating global trade growth limited opportunities for smaller economies dependent on exports for much of their growth. Slowing Chinese economic growth contributed to weaker growth in demand for oil, metals and other commodities, just as advances in technology including shale oil extraction and large new mining projects were increasing supply. The extraordinary plunge in the price of oil led to serious disruptions in oil-dependent economies, including Russia. Trade disruption to energy and commodity exporting economies, including China, India and most other Asian economies, was more disruptive to emerging markets than the benefit lower prices brought to commodity importers in these economies.

Oaktree Funds	2

Shareholder Letter

The Fund’s Institutional Class returned -12.20% for the fiscal period ended October 31, 2015 (starting with the commencement of operations on December 16, 2014), underperforming the Fund’s emerging markets equity benchmark MSCI Emerging Markets Index Net5, which returned -4.66%. Consistent with our bottom-up investment process, stock selection explained the bulk of the Fund’s underperformance during the period. Relative performance was primarily hurt by weak stock selection in China, which more than offset the benefit of our overweight allocation to that market. Stock selection in Mexico, Taiwan, India and Turkey hurt relative performance, as did stock selection and an overweight allocation in Brazil. Strong stock selection in South Africa contributed positively. Positive stock selection in the Financials industry was more than offset by negative selection in the Information Technology, Consumer Discretionary, Consumer Staples and Energy industries.

As markets fell, we made a conscious decision to increase our exposure to value stocks in out-of-favor markets and sectors based on attractive valuations, relative to the handful of expensive stocks perceived to be more defensive. Although this may have hurt short-term relative performance, we believe it is the right decision on a medium and long term view. At the end of the period, the portfolio held overweight exposures in China, India and Brazil. Underweight markets included Taiwan, South Korea and South Africa.

Thank you for investing in Oaktree Funds.

Sincerely,

John Sweeney
President

[1]	The S&P 500 Index is a U.S. equities index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ. The index’s composition is determined by the S&P Dow Jones Indices.

[2]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[3]	The Barclays Global Aggregate Index measures global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. There are four regional aggregate benchmarks that largely comprise the Global Aggregate Index: the US Aggregate (USD300mn), the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The Global Aggregate Index also includes Eurodollar, Euro-Yen, and 144A Index-eligible securities, and debt from five local currency markets not tracked by the regional aggregate benchmarks (CLP, MXN, ZAR, ILS and TRY). A component of the Multiverse Index, the Global Aggregate Index was created in 2000, with index history backfilled to January 1, 1990.

[4]	The DXY Index, or the U.S. Dollar Index, is a measure of the value of the U.S. dollar relative to majority of its most significant trading partners.

[5]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

[6]	The BofA Merrill Lynch Developed Markets High Yield Constrained Index contains all securities in the BofA Merrill Lynch Global High Yield index from developed markets countries but cap issuer exposure at 2%. Developed markets is defined as an FX-G10 member, a Western European nation, or a territory of the U.S. or a Western European nation. The index tracks the performance of USD, CAD, GBP and EUR denominated below investment grade corporate debt publicly issued in the major domestic or Eurobond markets. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch).

Oaktree Funds	3

Shareholder Letter

Must be Preceded or Accompanied by a prospectus.

Past Performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. Oaktree’s Emerging Markets Equity Fund and High Yield Bond Fund (the “Funds”) will invest in foreign and emerging markets securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. The Funds may invest in derivatives, which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. An investing in derivatives could lose more than the principal amount invested. In the case of Oaktree’s High Yield Bond Fund, the fund will also invest in debt securities, which typically decrease in value when interest rates rise. Longer-term debt securities are more sensitive to changes in interest rates and will typically change in value more than shorter-term debt securities as interest rates fluctuate. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities.

The opinions expressed are those of the investment advisor, are subject to change, and forecasts made cannot be guaranteed. Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please see the Schedule of Investments in this report for current Fund holdings information.

You cannot invest directly in an index.

The Oaktree Funds are distributed by Quasar Distributors, LLC.

Oaktree Funds	4

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND	October 31, 2015

	Rate		Maturity		Par Value [1]	Fair Value (USD)
Corporate Bonds – 94.8%
Aerospace & Defense – 1.2%
Bombardier Inc	6.00%	[2]	10	/15/22	125,000	97,150
Huntington Ingalls Industries Inc	5.00%	[2]	12	/15/21	100,000	104,375
TA Manufacturing Ltd	3.63%	[2]	04	/15/23	€ 100,000	105,347
						306,872

Auto Components – 2.6%
Goodyear Tire & Rubber Co	7.00%		05	/15/22	110,000	120,037
Grupo Antolin Dutch BV	4.75%		04	/01/21	€ 100,000	113,127
Pittsburgh Glass Works LLC	8.00%	[2]	11	/15/18	125,000	130,812
Schaeffler Holding Finance BV (PIK 6.50%)	5.75%		11	/15/21	€ 120,000	142,401
ZF North America Capital Inc	4.50%	[2]	04	/29/22	125,000	126,328
						632,705

Building Products – 0.4%
Kerneos Corporate SAS	5.75%		03	/01/21	€ 100,000	108,542

Capital Markets – 0.4%
Neuberger Berman Group LLC	5.88%	[2]	03	/15/22	105,000	109,856

Chemicals – 3.2%
Axalta Coating Systems Inc	5.75%		02	/01/21	€ 100,000	114,908
Chemours Co	6.13%	[2]	05	/15/23	€ 120,000	100,959
Tronox Finance LLC	7.50%	[2]	03	/15/22	155,000	110,050
Ineos Finance PLC	4.00%	[2]	05	/01/23	€ 130,000	137,594
Plastipak Holdings Inc	6.50%	[2]	10	/01/21	125,000	124,375
PSPC Escrow Corp	6.00%	[2]	02	/01/23	€ 100,000	91,480
SPCM SA	2.88%	[2]	06	/15/23	€ 100,000	105,429
						784,795

Commercial Services & Supplies – 6.4%
AA Bond Co Ltd	5.50%	[2]	07	/31/22	£ 100,000	147,453
ACCO Brands Corp	6.75%		04	/30/20	175,000	187,250
ADT Corp	6.25%		10	/15/21	95,000	103,075
Carlson Wagonlit BV	7.50%		06	/15/19	€ 165,000	191,228
Clean Harbors Inc	5.25%		08	/01/20	125,000	130,625
Covanta Holding Corp	6.38%		10	/01/22	115,000	121,325
Iron Mountain Europe PLC	6.13%		09	/15/22	£ 100,000	157,319
RR Donnelley & Sons Co	7.00%		02	/15/22	130,000	128,213
Techem Energy Metering Service GmbH & Co KG	7.88%		10	/01/20	€ 100,000	119,596
TMS International Corp	7.63%	[2]	10	/15/21	85,000	78,200
Trionista TopCo GmbH	6.88%		04	/30/21	€ 100,000	116,990
West Corp	5.38%	[2]	07	/15/22	120,000	114,750
						1,596,024

Communications Equipment – 1.3%
CommScope Holding Co Inc (PIK 7.38%)	6.63%	[2]	06	/01/20	205,000	213,969
ViaSat Inc	6.88%		06	/15/20	100,000	104,875
						318,844

Construction & Engineering – 0.9%
AECOM	5.75%	[2]	10	/15/22	130,000	135,688
Novafives SAS	4.50%		06	/30/21	€ 100,000	92,920
						228,608

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	5

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND	October 31, 2015

	Rate		Maturity		Par Value [1]	Fair Value (USD)
Corporate Bonds (Continued)
Construction Materials – 1.4%
American Builders & Contractors Supply Co Inc	5.63%	[2]	04	/15/21	200,000	206,500
Summit Materials LLC	6.13%		07	/15/23	140,000	140,000
						346,500

Consumer Finance – 0.6%
Ally Financial Inc	4.13%		02	/13/22	75,000	76,078
Ally Financial Inc	4.63%		05	/19/22	30,000	31,275
Navient Corp	5.00%		10	/26/20	40,000	37,550
						144,903

Containers & Packaging – 4.0%
Ardagh Packaging Finance PLC	4.25%		01	/15/22	€ 100,000	111,271
Berry Plastics Corp	5.50%		05	/15/22	125,000	128,907
Cascades Inc	5.50%	[2]	07	/15/22	125,000	122,031
Cascades Inc	5.75%	[2]	07	/15/23	40,000	38,500
Kloeckner Pentaplast of America Inc	7.13%	[2]	11	/01/20	€ 100,000	114,577
Owens-Brockway Glass Container Inc	5.00%	[2]	01	/15/22	125,000	127,891
Sealed Air Corp	4.50%	[2]	09	/15/23	€ 100,000	115,992
SIG Combibloc Holdings SCA	7.75%	[2]	02	/15/23	€ 100,000	116,585
Silgan Holdings Inc	5.50%		02	/01/22	120,000	123,225
						998,979

Diversified Telecommunication Services – 5.1%
Altice Financing SA	6.63%	[2]	02	/15/23	200,000	201,000
Altice SA	7.25%		05	/15/22	€ 100,000	107,078
CenturyLink Inc	5.80%		03	/15/22	145,000	141,556
Frontier Communications Corp	10.50%	[2]	09	/15/22	15,000	15,600
Frontier Communications Corp	7.13%		01	/15/23	45,000	40,388
Frontier Communications Corp	7.63%		04	/15/24	125,000	112,500
Intelsat Jackson Holdings SA	7.25%		10	/15/20	125,000	114,375
Intelsat Jackson Holdings SA	7.50%		04	/01/21	40,000	36,300
Level 3 Financing Inc	5.13%	[2]	05	/01/23	250,000	253,125
Telecom Italia SpA	3.25%		01	/16/23	€ 110,000	125,898
Ziggo Bond Finance BV	4.63%	[2]	01	/15/25	€ 100,000	103,367
						1,251,187

Electric Utilities – 0.7%
Enel SpA	6.50%	[3]	01	/10/74	€ 100,000	119,289
Talen Energy Supply LLC	4.63%	[2]	07	/15/19	60,000	55,188
						174,477

Electronic Equipment, Instruments & Components – 0.4%
Sanmina Corp	4.38%	[2]	06	/01/19	105,000	107,363

Energy Equipment & Services – 0.6%
Forum Energy Technologies Inc	6.25%		10	/01/21	101,000	85,092
Precision Drilling Corp	6.50%		12	/15/21	80,000	70,000
						155,092

Food & Staples Retailing – 0.8%
Ingles Markets Inc	5.75%		06	/15/23	125,000	128,125
Rite Aid Corp	6.13%	[2]	04	/01/23	55,000	59,469
						187,594

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	6

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND	October 31, 2015

	Rate		Maturity		Par Value [1]	Fair Value (USD)
Corporate Bonds (Continued)
Food Products – 4.5%
B&G Foods Inc	4.63%		06	/01/21	90,000	90,000
Boparan Finance PLC	5.50%		07	/15/21	£ 100,000	141,248
Darling Global Finance BV	4.75%	[2]	05	/30/22	€ 120,000	124,027
JBS LLC	8.25%	[2]	02	/01/20	175,000	184,187
Pilgrim’s Pride Corp	5.75%	[2]	03	/15/25	50,000	51,250
Pinnacle Foods Finance LLC	4.88%		05	/01/21	125,000	126,250
Post Holdings Inc	6.75%	[2]	12	/01/21	95,000	98,563
Post Holdings Inc	7.75%	[2]	03	/15/24	25,000	26,781
R&R Ice Cream PLC (PIK 10.00%)	9.25%		05	/15/18	€ 100,000	111,630
R&R Ice Cream PLC	5.50%		05	/15/20	£ 100,000	158,977
						1,112,913

Gas Utilities – 1.5%
AmeriGas Finance Corp	6.75%		05	/20/20	150,000	156,187
AmeriGas Finance Corp	7.00%		05	/20/22	40,000	42,400
Suburban Propane Partners LP	5.75%		03	/01/25	170,000	164,475
						363,062

Health Care Equipment & Supplies – 1.8%
Auris Luxembourg II SA	8.00%	[2]	01	/15/23	€ 100,000	120,036
ConvaTec Finance International SA (PIK 9.00%)	8.25%	[2]	01	/15/19	200,000	200,250
VWR Funding Inc	4.63%	[2]	04	/15/22	€ 125,000	132,254
						452,540

Health Care Providers & Services – 6.6%
Acadia Healthcare Co Inc	5.13%		07	/01/22	130,000	129,025
Amsurg Corp	5.63%		07	/15/22	125,000	123,281
DaVita HealthCare Partners Inc	5.00%		05	/01/25	135,000	134,352
Envision Healthcare Corp	5.13%	[2]	07	/01/22	135,000	131,625
ExamWorks Group Inc	5.63%		04	/15/23	75,000	78,281
HCA Holdings Inc	6.25%		02	/15/21	335,000	367,662
HealthSouth Corp	5.75%	[2]	11	/01/24	100,000	100,500
HomeVi SAS	6.88%		08	/15/21	€ 100,000	114,639
LifePoint Health Inc	5.50%		12	/01/21	125,000	127,188
Medi-Partenaires SAS	7.00%		05	/15/20	€ 100,000	117,910
Tenet Healthcare Corp	4.75%		06	/01/20	145,000	147,900
Tenet Healthcare Corp	6.75%		06	/15/23	65,000	65,244
						1,637,607

Health Care Technology – 0.6%
IMS Health Inc	4.13%	[2]	04	/01/23	€ 145,000	153,869

Hotels, Restaurants & Leisure – 3.9%
Churchill Downs Inc	5.38%		12	/15/21	125,000	128,750
CPUK Finance Ltd	7.00%	[2]	08	/28/20	£ 100,000	156,992
MGM Resorts International	5.25%		03	/31/20	125,000	128,125
New Red Finance Inc	4.63%	[2]	01	/15/22	90,000	91,575
PortAventura Entertainment Barcelona BV	7.25%		12	/01/20	€ 100,000	114,588
Scientific Games International Inc	6.63%		05	/15/21	80,000	56,000
Scientific Games International Inc	7.00%	[2]	01	/01/22	85,000	86,275
Six Flags Entertainment Corp	5.25%	[2]	01	/15/21	205,000	213,713
						976,018

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	7

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND					October 31, 2015
	Rate		Maturity	Par Value [1]	Fair Value (USD)
Corporate Bonds (Continued)
Household Durables – 1.2%
Apex Tool Group LLC	7.00%	[2]	02/01/21	155,000	125,550
Tempur Sealy International Inc	6.88%		12/15/20	140,000	150,500
Tempur Sealy International Inc	5.63%	[2]	10/15/23	30,000	31,537
					307,587

Household Products – 1.0%
Energizer Holdings Inc	5.50%	[2]	06/15/25	100,000	102,250
Spectrum Brands Inc	5.75%	[2]	07/15/25	125,000	133,906
					236,156

Independent Power & Renewable Electricity Producers – 2.2%
Calpine Corp	5.38%		01/15/23	65,000	62,237
Calpine Corp	5.50%		02/01/24	20,000	19,100
Dynegy Inc	6.75%		11/01/19	120,000	120,300
NRG Energy Inc	7.88%		05/15/21	230,000	230,000
TerraForm Power Operating LLC	5.88%	[2]	02/01/23	115,000	106,663
					538,300

Insurance – 0.5%
HUB International Ltd	7.88%	[2]	10/01/21	130,000	130,000

IT Services – 2.3%
Cardtronics Inc	5.13%		08/01/22	130,000	126,750
First Data Corp	8.25%	[2]	01/15/21	205,000	215,506
First Data Corp	7.00%	[2]	12/01/23	215,000	219,838
					562,094

Life Science Tools & Services – 0.9%
Ephios Bondco PLC	6.25%	[2]	07/01/22	€ 100,000	115,464
Jaguar Holding Co II	6.38%	[2]	08/01/23	115,000	115,431
					230,895

Machinery – 1.1%
BlueLine Rental Finance Corp	7.00%	[2]	02/01/19	125,000	127,187
Milacron LLC	7.75%	[2]	02/15/21	150,000	154,500
					281,687

Marine – 0.4%
CMA CGM SA	7.75%	[2]	01/15/21	€ 100,000	101,987

Media – 8.5%
Arqiva Broadcast Finance PLC	9.50%		03/31/20	£ 100,000	168,377
CCO Holdings LLC	6.50%		04/30/21	55,000	57,819
CCO Holdings LLC	5.13%	[2]	05/01/23	165,000	166,238
Cequel Communications Holdings LLC	5.13%	[2]	12/15/21	130,000	125,288
CSC Holdings LLC	6.75%		11/15/21	50,000	48,650
CSC Holdings LLC	5.25%		06/01/24	65,000	57,329
DISH DBS Corp	5.88%		07/15/22	125,000	122,813
Numericable-SFR SAS	5.63%		05/15/24	€ 225,000	254,135
Telenet Finance SCA	6.25%		08/15/22	€ 110,000	130,790
Time Inc	5.75%	[2]	04/15/22	135,000	135,675
Unitymedia Hessen GmbH & Co	5.13%		01/21/23	€ 90,000	105,401
Unitymedia Hessen GmbH & Co	5.63%		04/15/23	€ 103,500	121,923
Univision Communications Inc	6.75%	[2]	09/15/22	91,000	96,460
Univision Communications Inc	5.13%	[2]	05/15/23	10,000	9,950
Virgin Media Inc	7.00%		04/15/23	£ 125,000	202,854
Vougeot Bidco PLC	7.88%		07/15/20	£ 100,000	164,025
WMG Acquisition Corp	6.25%		01/15/21	€ 112,500	127,113
					2,094,840

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	8

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND					October 31, 2015
	Rate		Maturity	Par Value [1]	Fair Value (USD)
Corporate Bonds (Continued)
Metals & Mining – 3.5%
ArcelorMittal	6.25%		03/01/21	200,000	189,875
ArcelorMittal	6.13%		06/01/25	35,000	30,264
Cliffs Natural Resources Inc	8.25%	[2]	03/31/20	85,000	76,500
Eldorado Gold Corp	6.13%	[2]	12/15/20	105,000	98,306
First Quantum Minerals Ltd	7.25%	[2]	05/15/22	200,000	146,875
HudBay Minerals Inc	9.50%		10/01/20	85,000	74,588
Novelis Inc	8.38%		12/15/17	145,000	146,794
SunCoke Energy Partners LP	7.38%	[2]	02/01/20	135,000	112,725
					875,927

Multiline Retail – 0.5%
Neiman Marcus Group LTD LLC	8.75%	[2]	10/15/21	125,000	130,463

Oil, Gas & Consumable Fuels – 6.3%
Baytex Energy Corp	5.13%	[2]	06/01/21	150,000	126,750
California Resources Corp	5.50%		09/15/21	150,000	103,875
Carrizo Oil & Gas Inc	6.25%		04/15/23	105,000	100,406
Chesapeake Energy Corp	6.63%		08/15/20	65,000	44,687
CITGO Petroleum Corp	6.25%	[2]	08/15/22	125,000	123,125
Energy XXI Gulf Coast Inc	11.00%	[2]	03/15/20	90,000	48,712
Gulfport Energy Corp	6.63%		05/01/23	90,000	82,800
Laredo Petroleum Inc	5.63%		01/15/22	105,000	99,225
Linn Energy LLC	6.50%		05/15/19	10,000	2,650
Linn Energy LLC	6.25%		11/01/19	150,000	34,875
Natural Resource Partners LP	9.13%		10/01/18	145,000	106,575
Oasis Petroleum Inc	6.88%		03/15/22	150,000	129,000
Range Resources Corp	4.88%	[2]	05/15/25	110,000	99,275
Regency Energy Partners LP	6.50%		07/15/21	130,000	135,200
Sabine Pass Liquefaction LLC	5.63%		02/01/21	95,000	94,763
Sabine Pass Liquefaction LLC	5.63%		04/15/23	20,000	19,563
Sabine Pass Liquefaction LLC	5.63%	[2]	03/01/25	15,000	14,438
Targa Resources Partners LP	6.75%	[2]	03/15/24	60,000	59,100
Ultra Petroleum Corp	6.13%	[2]	10/01/24	125,000	70,625
Whiting Peteroleum Corp	6.25%		04/01/23	75,000	70,125
					1,565,769

Paper & Forest Products – 0.8%
Reynolds Group Issuer Inc	6.88%		02/15/21	90,000	94,275
Reynolds Group Issuer Inc	8.25%		02/15/21	100,000	104,375
					198,650

Personal Products – 1.7%
Alphabet Holding Co Inc	7.75%		11/01/17	135,000	132,975
First Quality Finannce Co Inc	4.63%	[2]	05/15/21	135,000	125,887
Prestige Brands Inc	5.38%	[2]	12/15/21	150,000	150,750
					409,612

Pharmaceuticals – 3.0%
Endo Finance LLC	5.75%	[2]	01/15/22	200,000	196,500
Endo Finance LLC	5.38%	[2]	01/15/23	25,000	24,642
Mallinckrodt International Finance SA	5.75%	[2]	08/01/22	175,000	167,234
Valeant Pharmaceuticals International Inc	7.25%	[2]	07/15/22	250,000	225,000
Valeant Pharmaceuticals International Inc	5.50%	[2]	03/01/23	40,000	33,800
Valeant Pharmaceuticals International Inc	5.88%	[2]	05/15/23	115,000	97,175
					744,351

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	9

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND					October 31, 2015
	Rate		Maturity	Par Value [1]	Fair Value (USD)
Corporate Bonds (Continued)
Road & Rail – 0.4%
OPE KAG Finance Sub Inc	7.88%	[2]	07/31/23	100,000	104,250

Software – 0.5%
Open Text Corp	5.63%	[2]	01/15/23	120,000	121,500

Specialty Retail – 3.5%
DBP Holding Corp	7.75%	[2]	10/15/20	160,000	108,000
Dufry Finance SCA	4.50%	[2]	08/01/23	€ 100,000	115,463
Men’s Wearhouse Inc	7.00%		07/01/22	120,000	125,850
Michaels Stores Inc	5.88%	[2]	12/15/20	150,000	159,000
Party City Holdings Inc	6.13%	[2]	08/15/23	95,000	98,325
Rent-A-Center Inc	4.75%		05/01/21	155,000	127,875
Sally Holdings LLC	5.75%		06/01/22	120,000	127,200
					861,713

Technology Hardware, Storage & Peripherals – 0.6%
NCR Corp	5.88%		12/15/21	150,000	152,063

Trading Companies & Distributors – 1.5%
Ashtead Capital Inc	6.50%	[2]	07/15/22	120,000	129,300
International Lease Finance Corp	4.63%		04/15/21	125,000	129,688
Intrepid Aviation Group Holdings LLC	6.88%	[2]	02/15/19	115,000	100,481
					359,469

Transportation Infrastructure – 1.4%
Flexi-Van Leasing Inc	7.88%	[2]	08/15/18	95,000	97,612
Gategroup Finance SA	6.75%		03/01/19	€ 71,429	82,523
Moto Finance PLC	6.38%	[2]	09/01/20	£ 100,000	157,582
					337,717

Wireless Telecommunication Services – 4.1%
Matterhorn Telecom SA	3.88%		05/01/22	€ 100,000	101,239
Matterhorn Telecom SA	3.88%	[2]	05/01/22	€ 100,000	101,239
Sprint Communications Inc	8.38%		08/15/17	50,000	51,313
Sprint Communications Inc	7.25%		09/15/21	320,000	294,800
Sprint Communications Inc	7.63%		02/15/25	20,000	17,800
T-Mobile Inc	6.25%		04/01/21	250,000	258,725
Wind Acquisition Finance SA	7.00%		04/23/21	€ 165,000	187,938
					1,013,054

Total Corporate Bonds (Cost $24,308,493)					23,506,434

Real Estate Investment Trusts (REITs) – 0.3%
Iron Mountain Inc	6.00%	[2]	10/01/20	65,000	69,062

Total Real Estate Investment Trusts (REITs) (Cost $65,000)					69,062

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	10

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND					October 31, 2015
	Rate		Maturity	Par Value [1]	Fair Value (USD)
Bank Loans – 1.2%
Media – 0.6%
Formula One, Senior Secured 2nd Lien Term Loan, Tranche B	7.75%	[3]	07/29/22	160,000	153,201

Metals & Mining – 0.3%
Murray Energy Corp, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	7.50%	[3]	04/16/20	104,738	68,178

Software – 0.3%
Evergreen Skills SARL, Secured 2nd Lien Term Loan	9.25%	[3]	04/28/22	100,000	76,667

Total Bank Loans (Cost $358,336)					298,046

Total Investments – 96.3% (Cost $24,731,829)					23,873,542

Other Assets in Excess of Liabilities – 3.7%					912,413

Net Assets – 100.0%					$ 24,785,955

[1]	Unless otherwise noted, amount is in U.S. Dollars.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. At October 31, 2015, the value of these securities amounted to $11,246,026 or 45.4% of net assets.

[3]	Variable rate security. Rate disclosed at October 31, 2015.

PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

PLC	Public Limited Company

€	Euro

£	British Pound

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	11

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND

Forward Currency Contracts	October 31, 2015

Counterparty	Settlement Date	Currency Sold	Currency Purchased	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	11/04/15	$ 73,360	€ 64,460	$ (2,473)
Bank of New York Mellon	11/04/15	€ 4,655,325	$ 5,224,636	105,104
Bank of New York Mellon	11/04/15	£ 948,182	$ 1,440,825	(20,845)
				$ 81,786

€ Euro

£ British Pound

Country Breakdown

% of Net Assets
United States	68.4%
United Kingdom	7.3%
Germany	4.4%
Canada	4.0%
France	3.6%
Switzerland	2.1%
Luxembourg	2.1%
Italy	1.8%
Netherlands	1.2%
Spain	0.9%
Belgium	0.5%
Other Assets in Excess of Liabilities	3.7%
100.0%

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	12

Schedules of Investments

OAKTREE EMERGING MARKETS EQUITY FUND	October 31, 2015

	Shares		Fair Value (USD)
Common Stocks – 90.1%
Argentina – 0.7%
YPF SA - ADR	6,800		145,248

Brazil – 3.4%
B2W Cia Digital	33,400	[1]	126,150
BB Seguridade Participacoes SA	27,600		190,203
BRF SA - ADR	23,000		352,590
			668,943

Chile – 0.8%
Banco Santander Chile - ADR	8,029		152,471

China – 30.1%
Anhui Conch Cement Co Ltd	69,000		210,540
Brilliance China Automotive Holdings Ltd	142,800		198,013
China Cinda Asset Management Co Ltd	530,000		206,062
China Construction Bank Corp	537,000		389,194
China Everbright International Ltd	176,900		284,875
China Life Insurance Co Ltd	80,824		291,458
China Mobile Ltd	4,000		47,960
China Overseas Land & Investment Ltd	114,000		368,205
China Overseas Property Holdings Ltd	38,000	[1]	6,521
China Pacific Insurance Group Co Ltd	97,500		388,381
China Shenhua Energy Co Ltd	126,000		211,998
China Unicom Hong Kong Ltd	275,000		335,139
Galaxy Entertainment Group Ltd	70,000		239,112
GCL-Poly Energy Holdings Ltd	881,000	[1]	181,970
Haier Electronics Group Co Ltd	108,581		209,849
Huadian Fuxin Energy Corp Ltd	564,400		172,915
Industrial & Commercial Bank of China Ltd	904,000		573,412
JD.com Inc - ADR	11,700	[1]	323,154
Lenovo Group Ltd	250,000		232,284
Luye Pharma Group Ltd	197,900	[1]	194,605
Sands China Ltd	51,600		185,809
Tencent Holdings Ltd	17,500		329,864
Tianhe Chemicals Group Ltd	668,000	[1,2,3,4]	60,331
Trina Solar Ltd - ADR	29,800	[1]	303,662
			5,945,313

Hungary – 1.2%
OTP Bank PLC	12,065		233,479

India – 8.7%
Axis Bank Ltd - GDR	6,830		246,263
ICICI Bank Ltd - ADR	35,987		310,208
Infosys Ltd - ADR	21,700		394,072
Larsen & Toubro Ltd - GDR	11,977		255,535
Reliance Industries Ltd - GDR	17,657	[2]	506,756
			1,712,834

Indonesia – 1.9%
Bank Rakyat Indonesia Persero Tbk PT	476,600		364,769

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	13

Schedules of Investments

OAKTREE EMERGING MARKETS EQUITY FUND	October 31, 2015

	Shares		Fair Value (USD)
Common Stocks (Continued)
Mexico – 4.7%
Cemex SAB de CV - ADR	50,596	[1]	319,261
Grupo Financiero Banorte SAB de CV	64,060		342,953
Grupo Mexico SAB de CV	104,700		255,192
			917,406

Pakistan – 0.7%
United Bank Ltd	88,300	[1]	137,350

Qatar – 0.9%
Industries Qatar QSC	5,260	[1]	177,658

Russia – 5.7%
Lukoil PJSC - ADR	7,097		257,803
Magnit PJSC - GDR	5,741		260,575
PhosAgro OAO - GDR	15,091	[1]	203,728
Sberbank PAO - ADR	66,797		407,923
			1,130,029

South Africa – 6.0%
AngloGold Ashanti Ltd - ADR	16,600	[1]	140,104
Discovery Ltd	18,625		198,871
Naspers Ltd	4,613		673,473
Sasol Ltd	5,039		161,458
			1,173,906

South Korea – 12.3%
Hotel Shilla Co Ltd	3,429		329,620
Hyundai Motor Co	2,843		388,338
Samsung Electronics Co Ltd	1,216		1,458,503
SK Hynix Inc	9,199		246,186
			2,422,647

Switzerland – 1.8%
Dufry AG	3,083	[1]	360,172

Taiwan – 7.6%
Delta Electronics Inc	55,000		279,652
Mega Financial Holding Co Ltd	282,000		205,480
Taiwan Semiconductor Manufacturing Co Ltd - ADR	37,600		825,696
Yuanta Financial Holding Co Ltd	473,423		186,017
			1,496,845

Thailand – 2.3%
Airports of Thailand PCL - NVDR	25,700		214,782
Kasikornbank PCL - NVDR	48,500		234,559
			449,341

Turkey – 1.3%
Turkiye Halk Bankasi AS	69,900		261,859

Total Common Stocks (Cost $18,825,080)			17,750,270

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	14

Schedules of Investments

OAKTREE EMERGING MARKETS EQUITY FUND	October 31, 2015

	Shares		Fair Value (USD)
Preferred Stocks – 5.3%
Brazil – 5.3%
Itau Unibanco Holding SA - ADR	48,980	[1]	335,513
Petroleo Brasileiro SA - ADR	63,500	[1]	253,365
Telefonica Brasil SA - ADR	16,549	[1]	171,448
Vale SA ADR	78,800		283,680
			1,044,006

Total Preferred Stocks (Cost $1,385,089)			1,044,006

Exchange Traded Funds – 2.6%
India – 2.6%
iShares MSCI India ETF	18,400		524,033

Total Exchange Traded Funds (Cost $554,475)			524,033

Total Investments – 98.0% (Cost $20,764,644)			19,318,309

Other Assets in Excess of Liabilities – 2.0%			385,814

Net Assets – 100.0%			$19,704,123

[1]	Non-income producing security

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. At October 31, 2015, the value of these securities amounted to $567,087 or 2.9% of net assets.

[3]	Illiquid security. At October 31, 2015, the value of these securities amounted to $60,331 or 0.3% of net assets.

[4]	Security was fair valued in good faith by the Board of Trustees at October 31, 2015. At October 31, 2015, the value of these securities amounted to $60,331 or 0.3% of net assets.

ADR	– American Depositary Receipt

GDR	– Global Depositary Receipt

NVDR	– Non–Voting Depositary Receipt

PLC	– Public Limited Company

ETF	– Exchange Traded Fund

Industry Breakdown

% of Net Assets
Financials	30.6%
Information Technology	21.6%
Consumer Discretionary	15.4%
Energy	7.8%
Materials	7.5%
Industrials	4.7%
Consumer Staples	3.1%
Telecommunication Services	2.8%
Exchange Traded Funds	2.6%
Health Care	1.0%
Utilities	0.9%
Other Assets in Excess of Liabilities	2.0%
100.0%

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	15

Financial Statements

Statements of Assets and Liabilities		October 31, 2015
	Oaktree High Yield Bond Fund	Oaktree Emerging Markets Equity Fund
Assets
Investments, at fair value [1]	$23,873,542	$19,318,309
Cash	690,542	523,345
Dividends and interest receivable	393,834	21,992
Unrealized appreciation on forward currency contracts	105,104	—
Receivable for fees waived	57,283	44,365
Receivable for securities sold	35,425	67,127
Cash collateral received from broker	14,000	—
Prepaid expenses	10,398	10,398
Foreign currency, at fair value [2]	7,589	1,269
Total assets	$25,187,717	$19,986,805

Liabilities
Payable for securities purchased	$228,619	$129,094
Accrued professional expenses	45,225	39,729
Accrued registration expenses	33,168	32,817
Accrued fund administration and accounting expenses	26,952	18,514
Unrealized depreciation on forward currency contracts	23,318	—
Accrued shareholder reporting expenses	14,976	14,976
Accrued transfer agent expenses	13,927	13,840
Accrued trustees expenses	9,697	9,863
Accrued other expenses	5,880	23,849
Total liabilities	401,762	282,682
Net Assets	$24,785,955	$19,704,123

Components of Net Assets
Paid-in capital	$25,162,549	$21,532,560
Undistributed (accumulated) net investment income (loss)	342,795	92,454
Accumulated net realized gain (loss)	58,412	(474,515)
Net unrealized appreciation (depreciation)	(777,801)	(1,446,376)
Net Assets	$24,785,955	$19,704,123

[1] Investments, at cost	$24,731,829	$20,764,644
[2] Foreign currency, at cost	7,604	1,269

Computation of net asset value
Institutional
Net assets	$23,639,259	$18,822,034
Shares issued and outstanding (unlimited shares authorized, no par value)	2,384,922	2,143,120
Net asset value per share	$9.91	$8.78
Advisor
Net assets	$1,146,696	$882,089
Shares issued and outstanding (unlimited shares authorized, no par value)	115,700	100,607
Net asset value per share	$9.91	$8.77

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	16

Financial Statements

Statements of Operations	Period Ended October 31, 2015
	Oaktree High Yield Bond Fund [1]	Oaktree Emerging Markets Equity Fund [1]
Investment Income
Interest	$1,260,647	$—
Dividends	—	250,726
Foreign taxes withheld on interest and dividends	(139)	(26,845)
Total investment income	$1,260,508	$223,881

Expenses
Professional expenses	$300,831	$290,154
Investment advisory expenses	133,249	94,888
Trustees’ expenses	123,197	123,363
Fund administration and accounting expenses	90,623	68,539
Insurance expenses	79,962	79,962
Transfer agent expenses	40,404	39,158
Registration expenses	35,942	35,092
Custodian expenses	24,215	42,966
Other expenses	22,330	25,728
Shareholder reporting expenses	14,976	14,976
Total expenses	865,729	814,826
Less fees waived	(652,244)	(688,349)
Total expenses after fees waived	213,485	126,477
Net Investment Income (Loss)	$1,047,023	$97,404

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investments and foreign currency transactions	$(88,138)	$(479,502)
Forward currency contracts	379,261	—
	291,123	(479,502)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and foreign currency transactions	(859,587)	(1,446,376)
Forward currency contracts	81,786	—
	(777,801)	(1,446,376)
Net Realized and Unrealized Gain (Loss)	(486,678)	(1,925,878)
Net Increase (Decrease) in Net Assets Resulting from Operations	$560,345	$(1,828,474)

1 Commencement of operations on December 16, 2014.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	17

Financial Statements

Statements of Changes in Net Assets	Period Ended October 31, 2015
	Oaktree High Yield Bond Fund [1]	Oaktree Emerging Markets Equity Fund [1]
Operations
Net investment income (loss)	$1,047,023	$97,404
Net realized gain (loss)	291,123	(479,502)
Net change in unrealized appreciation (depreciation)	(777,801)	(1,446,376)
Net increase (decrease) in net assets resulting from operations	560,345	(1,828,474)

Distributions to Shareholders
Net investment income
Institutional	(897,537)	—
Advisor	(40,469)	—
Decrease in net assets resulting from distributions to shareholders	(938,006)	—

Capital Share Transactions
Institutional	23,975,000	20,475,000
Advisor	1,138,616	1,007,597
Net increase (decrease) in net assets resulting from capital share transactions	25,113,616	21,482,597

Net Assets
Total increase (decrease) in net assets	24,735,955	19,654,123
Beginning of period	50,000	50,000
End of period	$24,785,955	$19,704,123
Undistributed (accumulated) net investment income (loss)	$342,795	$92,454

Transactions in capital stock were as follows:

Institutional	Shares
Shares sold	2,382,422	2,140,620
Net increase (decrease)	2,382,422	2,140,620
Advisor
Shares sold	119,117	98,107
Shares issued in reinvestment of distributions	482	—
Shares redeemed	(6,399)	—
Net increase (decrease)	113,200	98,107

Total net increase (decrease)	2,495,622	2,238,727

Institutional	Amount
Shares sold	$23,975,000	$20,475,000
Net increase (decrease)	23,975,000	20,475,000
Advisor
Shares sold	1,198,061	1,007,597
Shares issued in reinvestment of distributions	4,825	—
Shares redeemed	(64,270)	—
Net increase (decrease)	1,138,616	1,007,597

Total net increase (decrease)	$25,113,616	$21,482,597

1 Commencement of operations on December 16, 2014.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	18

Financial Statements

Financial Highlights	Period Ended October 31, 2015
	Oaktree High Yield Bond Fund		Oaktree Emerging Markets Equity Fund
	Institutional	Advisor	Institutional	Advisor
Per Share Operating Performance
Net asset value, beginning of period	$10.00 [1]	$10.00 [1]	$10.00 [1]	$10.00 [1]
Net investment income (loss) [2]	0.42	0.40	0.09	0.08
Net realized and unrealized gain (loss)	(0.13)	(0.13)	(1.31)	(1.31)
Net increase (decrease) from investment operations	0.29	0.27	(1.22)	(1.23)
Distributions from net investment income	(0.38)	(0.36)	—	—
Total distributions	(0.38)	(0.36)	—	—
Net asset value, end of period	$9.91	$9.91	$8.78	$8.77

Total Return
Total investment return based on net asset value	2.85%[3]	2.65%[3]	(12.20)%[3]	(12.30)%[3]

Ratios to Average Net Assets
Expenses, after fees waived	0.95%[4]	1.20%[4]	1.25%[4]	1.50%[4]
Expenses, before fees waived	3.89%[4]	4.14%[4]	8.07%[4]	9.51%[4]
Net investment income	4.73%[4]	4.48%[4]	0.98%[4]	0.93%[4]

Supplemental Data
Net assets, end of period (000’s)	$23,639	$1,147	$18,822	$882
Portfolio turnover rate	46%[3]	46%[3]	51%[3]	51%[3]

1 Commencement of operations on December 16, 2014.

2 Based on average shares outstanding.

3 Not annualized.

4 Annualized.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds	19

Notes to the Financial Statements
October 31, 2015

1.     Organization

The Oaktree High Yield Bond Fund (“High Yield Fund”) and the Oaktree Emerging Markets Equity Fund (“Emerging Markets Fund”) (each a “Fund”, collectively the “Funds”) are each a series of shares of beneficial interest of Oaktree Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-ended no-load management investment company.

The Funds’ commencement of operations and investment objectives are as follows:

Fund	Commencement of Operations	Investment Objective
High Yield Fund	December 16, 2014	Provide current income and capital appreciation.
Emerging Markets Fund	December 16, 2014	Provide capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

2.     Summary of Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period then ended. Actual results could differ from these estimates.

Security Valuation

GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability. Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1: Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.

•	Level 2: Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which all significant inputs are directly or indirectly observable. Any foreign securities for which the fair value factor has been applied at October 31, 2015, are categorized as Level 2.

•	Level 3: Valuations for which one or more significant inputs are unobservable. These inputs reflect the Funds’ assessment of the assumptions that market participants use to value the investment based on the best available information.

Oaktree Funds	20

Notes to the Financial Statements
October 31, 2015

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Pricing Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current at the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Funds account for the transfer of assets into or out of each fair-value hierarchy level at the beginning of the reporting period. There were no transfers between levels during the period.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Funds that invest in equity securities that are traded primarily on non-U.S. exchanges or markets use a pricing service to provide fair value pricing data with respect to certain security holdings. The pricing service covers most equity securities traded outside of the United States for which there are more than 180 days of pricing history. The use of the pricing service is designed to capture events after a foreign exchange closes that may affect the value of certain holdings of certain Funds’ securities traded on those foreign exchanges.

Foreign equity and debt securities are priced in their local currencies at the close of their primary exchange or market, or at the valuation time, whichever is earlier. Foreign securities, currencies, and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate on the valuation date of such currencies against the U.S. dollar, as provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates at the close of the New York Stock Exchange.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities.

Forward currency contracts are valued at the mean between the bid and asked prices. Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the “Board”) has delegated certain functions to the Pricing Committee with respect to the valuation of the Funds’ holdings. The Pricing Committee is comprised of employees of Oaktree Capital Management, L.P. (“Oaktree” or the “Adviser”). The Board has directed the Pricing Committee to monitor pricing and valuation matters at the direction of the Board. The Pricing Committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate. At October 31, 2015, the Emerging Markets Fund held one security fair valued in good faith by the Board, with a market value of $60,331 or 0.3% of net assets.

Oaktree Funds	21

Notes to the Financial Statements
October 31, 2015

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments at October 31, 2015:

High Yield Fund	Level 1	Level 2	Level 3	Total
Assets

Corporate Bonds	$—	$23,506,434	$—	$23,506,434
Bank Loans	—	298,046	—	298,046
Real Estate Investment Trusts (REITs)	—	69,062	—	69,062
Total [1]	$—	$23,873,542	$—	$23,873,542
Foreign currency contracts	$—	$105,104	$—	$105,104
Total	$—	$105,104	$—	$105,104

Liabilities

Foreign currency contracts	$—	$(23,318)	$—	$(23,318)
Total	$—	$(23,318)	$—	$(23,318)

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,718,966	$12,970,973	$60,331	$17,750,270
Preferred Stocks	1,044,006	—	—	1,044,006
Exchange Traded Funds	524,033	—	—	524,033
Total [1]	$6,287,005	$12,970,973	$60,331	$19,318,309

1 See the Schedules of Investments for further disaggregation of investment categories.

Foreign Currency

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments and foreign currency transactions, as appropriate, for both financial reporting and tax purposes.

Investment Transactions

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date except for certain dividends for foreign securities where the ex-dividend date may have not been known to the Funds. Dividends on those securities are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses, and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Realized gains and losses are reported on an identified cost basis.

Allocation of Expenses

Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by both Funds are prorated among those Funds on the basis of relative net assets or other appropriate methods. Expenses directly related to a Fund and other shared expenses prorated to a Fund are allocated daily to each class based on its relative net assets or other appropriate methods. The offering costs are included in the specific expense account to which the expense relates.

Oaktree Funds	22

Notes to the Financial Statements
October 31, 2015

Distributions to Shareholders

Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulation, which may differ from GAAP.

Indemnifications

Under the Funds’ organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3.     Derivative Financial Instruments

Forward Currency Contracts

The Funds may enter into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies. A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward currency contracts, when used by the Funds, help to manage the overall exposure to the currencies, in which the Funds have an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that the value of a forward currency contract changes unfavorably due to movements in the value of the referenced foreign currencies.

For the period ended October 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Average Notional Balance	High Yield Fund
Forward currency contracts	$6,326,878

The effect of derivative instruments on the statements of assets and liabilities at October 31, 2015 was as follows:

	High Yield Fund
	Unrealized appreciation on forward	Unrealized depreciation on forward
	currency contracts	currency contracts
Forward currency contracts	$105,104	$23,318

The effect of derivative financial instruments on the statements of operations for the period ended October 31, 2015 was as follows:

	High Yield Fund
		Net Change in Unrealized
	Net Realized Gain (Loss)	Appreciation (Depreciation)
Forward currency contracts	$379,261	$81,786

Oaktree Funds	23

Notes to the Financial Statements
October 31, 2015

In connection with derivative activities, the Funds generally enter into agreements subject to enforceable master netting arrangements that allow the Funds to offset derivative assets and liabilities in the same currency by specific derivative type or, in the event of default by the counterparty, to offset derivative assets and liabilities with the same counterparty. While these derivative instruments are eligible to be offset in accordance with applicable accounting guidance, the Funds have elected to present derivative assets and liabilities based on gross fair value in the statement of assets and liabilities.

At October 31, 2015, the Funds held the following derivative instruments that were subject to offsetting on the statements of assets and liabilities:

High Yield Bond

Assets:

Gross Amounts Not Offset
		Gross	Net Amounts	in the Statements of
		Amounts	Presented	Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statements	Statements		Cash
	Recognized	of Assets and	of Assets and	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Received	Net Amount
Forward Currency Contracts	$105,104	$—	$105,104	$105,104	$(14,000)	$91,104

Liabilities:

Gross Amounts Not Offset
		Gross	Net Amounts	in the Statements of
		Amounts	Presented	Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statements	Statements		Cash
	Recognized	of Assets and	of Assets and	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward Currency Contracts	$23,318	$—	$23,318	$23,318	$—	$23,318

4.     Investment Advisory Agreement

The Adviser serves as investment adviser to the Funds pursuant to an investment management agreement (the “Investment Management Agreement”) with the Trust, on behalf of the Funds. As the Funds’ investment adviser, Oaktree provides certain management and investment advisory services for the Funds, including managing the investment of each Fund’s assets on a discretionary basis. Under the Investment Management Agreement, each Fund pays the Adviser a monthly fee at an annual rate of each Fund’s average daily net assets (the “Management Fee”) as shown in the chart below.

The Adviser has contractually agreed to limit the Funds’ ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed the following ratios (the “Expense Caps”). For the purposes of the expense limitation agreement between the Adviser and the Funds, “ordinary operating expenses” excludes acquired fund fees and expenses, interest, taxes, organizational expenses, brokerage commissions, other investment-related costs, and non-routine or extraordinary expenses. Each Fund’s expense limitation is expected to apply until at least December 2017.

		Annual Expense Cap
Fund	Annual Management Fee	Institutional	Advisor
High Yield Fund	0.60%	0.95%	1.20%
Emerging Markets Fund	0.95%	1.25%	1.50%

Oaktree Funds	24

Notes to the Financial Statements
October 31, 2015

Any fee waivers made by Oaktree with respect to a Fund are subject to recoupment from the Fund within three years after the end of the fiscal year during which such fees were waived or expenses reimbursed, provided that such recoupment does not cause any class of any Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. At October 31, 2015, the Adviser has waived fees as follows:

Fund	Recoupment Amount Expiring October 31, 2018
High Yield Fund	$652,244
Emerging Markets Fund	688,349

5.     Purchases And Sales

For the period ended October 31, 2015, purchases and sales of investments, excluding short-term securities, were as follows:

Fund	Purchases	Sales
High Yield Fund	$ 36,103,878	$ 11,254,112
Emerging Markets Fund	$ 26,863,552	$ 5,632,736

6.     Income Tax Information

The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

At October 31, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as “interest expense” or “other expenses,” respectively, in the statements of operations. During the period, the Funds did not incur any interest or penalties.

The Funds have analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. The Funds commenced operations on December 16, 2014, and therefore have no prior tax years. Generally, tax authorities can examine tax returns filed since commencement of operations.

The tax character of distributions paid during the period ended October 31, 2015 was as follows:

	Ordinary income *	Long-term capital gains **
High Yield Fund	$938,006	$—
Emerging Markets Fund	—	—

*	For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

**	The Funds designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2015.

Oaktree Funds	25

Notes to the Financial Statements

October 31, 2015

At October 31, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

	High Yield Fund	Emerging Markets Fund
Tax cost of investments	$24,731,829	$20,784,738
Unrealized appreciation	428,884	729,290
Unrealized depreciation	(1,287,171)	(2,195,719)
Net unrealized appreciation (depreciation)	(858,287)	(1,466,429)
Undistributed ordinary income	482,994	96,257
Undistributed long term capital gains	—	—
Distributable earnings	482,994	96,257
Other accumulated gain/(loss)	(1,301)	(458,265)
Total accumulated gain/(loss)	(376,594)	(1,828,437)

The differences between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales adjustments.

At October 31, 2015, the following capital loss carryforwards were available:

Short Term
High Yield Fund	$—
Emerging Markets Fund	458,224

At October 31, 2015, the Funds had no deferred, on a tax basis, late year ordinary losses.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended October 31, 2015, the following table shows the reclassifications made:

	Undistributed (accumulated) net investment income (loss)	Accumulated net realized gain (loss)	Paid-in capital
High Yield Fund	$233,778	$(232,711)	$(1,067)
Emerging Markets Fund	(4,950)	4,987	(37)

 7.      Principal Risks

Credit Risk. Debt obligations, such as bonds and bank loans, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a debt security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. A debt obligation may decline in price if market participants become concerned regarding the creditworthiness or credit rating of the issuer, regardless of whether the issuer has defaulted.

Emerging Markets Risk. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision which is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain

Oaktree Funds	26

Notes to the Financial Statements

October 31, 2015

cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

Foreign Currency Risk. A significant portion of the Fund’s investments may be denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund.

High Yield Bond Risk. High yield bonds are subject to greater risk of loss of principal and interest than higher rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with high yield bonds, the yields and prices of such securities may be more volatile than those for higher-rated securities. The market for high yield bonds is thinner, often less liquid, and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold and may make it difficult to sell such securities. The value of high yield bonds tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield bonds and the junk bond markets generally, particularly in times of market stress.

Interest Rate Risk. The value of fixed income securities may decline because of increases in interest rates. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Recently, interest rates in the United States have been at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed income and related markets to heightened volatility. For fixed income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

8.      New Accounting Pronouncement

In August 2014, the FASB issued Accounting standards update (ASU) 2014-15 – “Presentation of Financial Statements – Going Concern” (Subtopic 205-40). The pronouncement determines management’s responsibility regarding assessment of the Funds’ ability to continue as a going concern, even if the Funds’ liquidation is not imminent. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Funds’ ability to continue as a going concern within one year after the date the financial statements are available to be issued. Substantial doubt exists if these conditions or events indicate that the Funds will be unable to meet their obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however, early adoption is permitted. Management does not believe that the update will have a significant impact on the Funds’ financial statements.

9.      Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Oaktree Funds	27

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Oaktree Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Oaktree Funds (the Trust) (comprising, respectively, Oaktree High Yield Bond Fund and Oaktree Emerging Markets Equity Fund) as of October 31, 2015, and the related statement of operations, statement of changes in net assets and financial highlights for the period from December 16, 2014 (commencement of operations) to October 31, 2015. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian, agent banks and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oaktree Funds at October 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for the period from December 16, 2014 (commencement of operations) to October 31, 2015, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
December 23, 2015

Oaktree Funds	28

Expense Example (Unaudited)

October 31, 2015

As a shareholder of a fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory expenses; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on a hypothetical investment of $1,000 invested on May 1, 2015 and held through October 31, 2015.

The expense examples provide information about actual account values based on actual returns and expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional expenses, if any. Therefore, the hypothetical information in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual			Hypothetical (5% return before expenses)

	Annualized expense ratio	Beginning account value	Ending account value October 31, 2015	Expenses paid during period [1]	Beginning account value	Ending account value October 31, 2015	Expenses paid during period [1]
High Yield Fund
Institutional	0.95%	$1,000.00	$973.90	$4.73	$1,000.00	$1,020.42	$4.85
Advisor	1.20%	$1,000.00	$972.70	$5.97	$1,000.00	$1,019.16	$6.13
Emerging Markets Fund
Institutional	1.25%	$1,000.00	$822.50	$5.74	$1,000.00	$1,018.90	$6.38
Advisor	1.50%	$1,000.00	$782.30	$6.74	$1,000.00	$1,017.64	$7.66

[1]	Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses reflect amounts net of fees waived by the Adviser.

Oaktree Funds	29

Additional Information (Unaudited)

October 31, 2015

Oaktree High Yield Bond Fund
Value of a $1,000,000 Investment
Institutional Class 1

Total Returns [1]	At October 31, 2015
Since Inception 12/16/14
Oaktree High Yield Bond Fund - Institutional Class	2.85%
BofA Merrill Lynch Developed Markets High Yield Constrained Index	2.75
Oaktree High Yield Bond Fund - Advisor Class	2.65

[1]	Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) OAK-FUND. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

[2]	Performance of other classes will be greater or less than the line shown based on the differences in fees paid by shareholders investing in the different classes.

[3]	The BofA Merrill Lynch Developed Markets High Yield Constrained Index contains all securities in the BofA Merrill Lynch Global High Yield index from developed markets countries but caps issuer exposure at 2%. Developed markets is defined as an FX-G10 member, a Western European nation, or a territory of the U.S. or a Western European nation. The index tracks the performance of USD, CAD, GBP and EUR denominated below investment grade corporate debt publicly issued in the major domestic or Eurobond markets. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch). It is not possible to invest directly into an index and the index does not reflect fees and expenses.

Oaktree Funds	30

Additional Information (Unaudited)

October 31, 2015

Oaktree Emerging Markets Equity Fund

Value of a $1,000,000 Investment
Institutional Class 1

Total Returns [1]	At October 31, 2015
Since Inception 12/16/14
Oaktree Emerging Markets Equity Fund - Institutional Class	(12.20)%
MSCI Emerging Markets Index	(4.66)
Oaktree Emerging Markets Equity Fund - Advisor Class	(12.30)

[1]	Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) OAK-FUND. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

[2]	Performance of other classes will be greater or less than the line shown based on the differences in fees paid by shareholders investing in the different classes.

[3]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an index and the index does not reflect fees and expenses.

Oaktree Funds	31

Additional Information (Unaudited)

October 31, 2015

		Term of Office	Principal Occupation	Number of Portfolios	Other Directorships
	Position with	and Length of	During Past	in Fund Complex [4]	Held During
Name, Age and Address [2]	the Trust	Time Served [3]	Five Years	Overseen by Trustees	Past Five Years
Independent Trustees
of the Trust [1]
Robin A. Ferracone	Trustee	Since 2014	Chief Executive Officer,	2	American Realty
(61)			Farient Advisors LLC		Capital Daily Net Asset
			(executive compensation		Value Trust (since 2012);
			consulting)		American Real Estate Income
Fund (since 2013)
R. Gregory Morgan	Trustee	Since 2014	Vice President and	2	None
(60)			General Counsel,
Massachusetts Institute of
Technology
Randolph W. Westerfield	Trustee	Since 2014	Professor of Finance, The	2	Health Management
(73)			University of Southern		Associates (2000-2013)
California
Interested Trustees
of the Trust
John Frank	Chairman of the Board	Since 2014	Vice Chairman, Oaktree	2	Oaktree Capital Group, LLC
Capital Management, L.P.
Officers of the Trust
John Sweeney	President	Since 2014	Managing Director,	N/A	N/A
Oaktree Capital
Management, L.P.
Thomas Smith	Chief Compliance Officer	Since 2014	Chief Compliance	N/A	N/A
Officer, Oaktree Capital
Management, L.P.
Martin Boskovich	Secretary	Since 2015	Managing Director,	N/A	N/A
Oaktree Capital
Management, L.P.
Jamie Toothman	Assistant Secretary	Since 2015	Vice President,	N/A	N/A
Oaktree Capital
Management, L.P.
Susan Gentile	Chief Financial Officer	Since 2014	Chief Accounting	N/A	N/A
Officer, Oaktree Capital
Management, L.P.
Chief Accounting Officer,
Clorox, Inc.
John Edwards	Treasurer	Since 2014	Managing Director,	N/A	N/A
Oaktree Capital
Management, L.P.
Dale Ruby	Chief Operations Officer	Since 2014	Managing Director,	N/A	N/A
Oaktree Capital
Management, L.P.

[1]	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

[2]	Unless otherwise noted, the address for each of the Fund’s Trustees is c/o Oaktree Capital Management L.P., 333 South Grand Ave., 28th Floor, Los Angeles, CA 90071.

[3]	Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

[4]	The Trust is comprised of two series, the Oaktree High Yield Bond Fund and the Oaktree Emerging Markets Equity Fund.

Oaktree Funds	32

Additional Information (Unaudited)

October 31, 2015

Tax Information

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2015. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Emerging Markets Fund	$ 25,642
High Yield Fund	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Above figures may differ from those cited elsewhere in this repot due to differences in the calculation of income and gains under U.S. GAAP (book) purposes and Internal Revenue Service (“IRS”) (tax) purposes. Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.

For the fiscal period ended October 31, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

High Yield Fund	0.00%
Emerging Markets Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2015 was as follows:

High Yield Fund	0.00%
Emerging Markets Fund	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

High Yield Fund	0.00%
Emerging Markets Fund	0.00%

Foreign Shareholders: The percent of ordinary income distributions designated as interest related dividends for the fiscal period ended October 31, 2015 was as follows:

High Yield Fund	64.52%
Emerging Markets Fund	0.00%

Oaktree Funds	33

Privacy Notice (Unaudited)

October 31, 2015

Oaktree Funds (the “Trust”, and each series of the Trust, a “Fund”) is committed to maintaining the privacy of its former, current and prospective investors. Investors provide the Trust important personal and financial information and protecting and safeguarding this information is a very high priority of the Trust.

In connection with offering shares of the Funds to current and potential investors, the Trust obtains nonpublic personal information about its investors. This information may include an investor’s name, address, e-mail address, social security number, account number, financial situation, transaction history and other personal or financial information.

The Trust may collect nonpublic personal information about investors from the following sources:

•	Information received on applications, forms, questionnaires, websites, agreements or other similar documents prepared in the course of establishing an investor relationship.

•	Information about an investor’s transactions with the Trust, the Trust’s affiliates or others.

The Trust does not disclose any nonpublic personal information about its investors or former investors, except to the Trust’s affiliates, including the investment adviser, and to non-affiliated parties as permitted by law, including to process transactions (such as when it is necessary in the course of processing share purchases and redemptions or otherwise administering the Trust), and then subject to customary confidentiality, or to respond to regulatory inquiries, inspections, examinations, court orders and legal investigations. Non-affiliated parties of the Trust include accountants, attorneys, transfer agents, custodians, broker-dealers and companies providing the Trust with administrative services. The Trust may use investors’ nonpublic personal information for marketing purposes.

Federal law gives investors the right to limit sharing of their nonpublic personal information to instances necessary for the Trust’s affiliates’ everyday business purposes, including activities such as Trust affiliates (i) sharing information about an investor’s creditworthiness with respect to the Fair Credit Reporting Act, (ii) using an investor’s nonpublic information to market to the investor, and (iii) sharing investors’ nonpublic information in order for non-affiliates to market to investors. State laws may give investors additional rights to limit sharing.

The Trust restricts access to nonpublic personal information about investors to those personnel, agents or other parties who need to know the information to provide products or services to investors. The Trust maintains security measures, including physical, electronic and procedural safeguards that comply with federal law to guard investors’ nonpublic personal information. These measures include computer safeguards and secured files and offices.

When an investor is no longer a shareholder of any Fund, the Trust continues to share investor’s information as described in this notice.

If an investor has any concerns about this notice and the processing of an investor’s nonpublic personal information, please contact the Trust at 1-855-OAK-FUND (or 1-855-625-3863).

Oaktree Funds	34

Investment Adviser:
Oaktree Capital Management, L.P.
333 South Grand Avenue
28th Floor
Los Angeles, CA 90071

Contact Information:
www.oaktreefunds-us.com
855-OAK-FUND

Independent Registered Public Accounting Firm:
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, MN 55402

Legal Counsel:
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019-6099

Distributor:
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Administrator, Fund Accountant and Transfer Agent:

U.S. Bancorp Fund Services, LLC

P.O. Box 701
Milwaukee, WI 53201

Custodian:
Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Randolph W. Westerfield, is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2015	FYE 10/31/2014
Audit Fees	$55,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$20,000	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2015	FYE 10/31/2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

 All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2015	FYE 10/31/2014
Registrant	$20,000	N/A
Registrant’s Investment Adviser	$2,264,619	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oaktree Funds

By (Signature and Title)	/s/ John Sweeney
John Sweeney, President

Date	1/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Sweeney
John Sweeney, President

Date	1/7/16

By (Signature and Title)	/s/ Susan Gentile
Susan Gentile
Chief Financial Officer

Date	1/7/16